Stock-Based Compensation - Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	48,420,255
Options outstanding, Weighted-average remaining contractual life (in years)	4 years 2 months 12 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 33.06
Options exercisable (shares)	42,137,574	[1]	52,130,525	57,710,802
Options exercisable, Weighted-average exercise price (usd per share)	$ 34.38	[1]	$ 34.00	$ 33.95
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 31
Options outstanding (shares)	26,058,747
Options outstanding, Weighted-average remaining contractual life (in years)	5 years 9 months 18 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 25.73
Options exercisable (shares)	19,776,342	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 26.21	[1]
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 31
Range of Exercise Prices, Upper Range (usd per share)	$ 41
Options outstanding (shares)	10,629,833
Options outstanding, Weighted-average remaining contractual life (in years)	1 year 9 months 18 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 38.47
Options exercisable (shares)	10,629,557	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 38.47	[1]
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 41
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	11,731,675
Options outstanding, Weighted-average remaining contractual life (in years)	3 years
Options outstanding, Weighted-average exercise price (usd per share)	$ 44.44
Options exercisable (shares)	11,731,675	[1]
Options exercisable, Weighted-average exercise price (usd per share)	$ 44.44	[1]

[1]	At Dec. 31, 2013 and 2012, 52,130,525 and 57,710,802 options were exercisable at an average price per common share of $34.00 and $33.95, respectively.